Statement of Stockholders' Equity (USD $)	Preferred Stock [Member]	Preferred Stock Including Additional Paid in Capital [Member] USD ($)	Common Stock [Member] USD ($)	Common Class A [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Accumulated Deficit during Development Stage [Member] USD ($)
Balance at December 31, 20 at Dec. 31, 2007		$ 665,000,000		$ 27,945,000,000	$ 16,233,527,000,000	$ (14,254,326,000,000)
(in Shares)	66,500		355,767,159
Proceeds from Exercise of Warrants and Options				4,600,000,000
Warrants and Options Issued (in Shares)			46,000,000
Proceeds from Stock issued and issuable for cash				82,000,000	46,368,000,000
Stock Issued			816,625
Proceeds from Stock issued for serviices				2,950,000,000	673,000,000,000
Stock Issued (in Shares)			29,500,000
Options issued for Services (in Shares)					1,764,099,000,000
Net Loss						(3,748,537,000,000)
Balance at December 31, 20 at Dec. 31, 2008		665,000,000		35,577,000,000	18,716,994,000,000	(18,002,863,000,000)
(in Shares)	66,500		743,580,039
Proceeds from Exercise of Warrants and Options				3,200,000,000
Warrants and Options Issued (in Shares)			32,000,000
Proceeds from Stock issued and issuable for cash				15,403,000,000	3,686,497,000,000
Stock Issued			154,034,244
Proceeds from Stock issued for serviices				20,078,000,000	9,430,413,000,000
Stock Issued (in Shares)			200,778,636
Options issued for Services (in Shares)					243,787,000,000
Stock issued to purchase airplane			1,000,000	100,000,000	24,900,000,000
Net Loss						(12,175,550,000,000)
Balance at December 31, 20 at Dec. 31, 2009		665,000,000		74,358,000,000	32,102,591,000,000	(30,178,413,000,000)
(in Shares)	66,500		1,118,814,994
Proceeds from Stock issued and issuable for cash				11,578,000,000	4,365,876,000,000
Stock Issued			115,776,464
Proceeds from Stock issued for serviices				25,266,000,000	14,984,584,000,000
Stock Issued (in Shares)			252,658,491
Fair Value of options issued as loan incentive				-	92,745
Stock issued as loan incentive				680,000,000	201,552,000,000
Stock issued as loan incentive			6,800,000
Net Loss						(19,394,527,000,000)
Balance at December 31, 20 at Dec. 31, 2010		665,000,000		111,881,000,000	51,747,348,000,000	(49,572,940,000,000)
(in Shares)	66,500		1,718,031,382
Proceeds from Stock issued and issuable for cash				24,137,000,000	7,783,105,000,000
Stock Issued			241,369,947
Proceeds from Stock issued for serviices				35,786,000,000	17,403,106,000,000
Stock Issued (in Shares)			357,846,441
Net Loss						(25,075,498,000,000)
Balance at December 31, 20 at Dec. 31, 2011		$ 665,000,000		$ 171,804,000,000	$ 76,933,559,000,000	$ (74,648,438,000,000)